Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash used in operating activities	$ (48,018)	$ (25,567)	$ 32,242
Cash flows from investing activities:
Net cash used in investing activities	(113,360)	(291,665)	(232,789)
Cash flows from financing activities:
Repurchase of Sohu Ordinary Shares, represented by ADSs	40,875	6,560	82,136
Net cash used in financing activities	(40,875)	(6,560)	(82,136)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(205,761)	(335,774)	(299,456)
Cash, cash equivalents and restricted cash at beginning of year	365,688	701,462	1,000,918
Cash, cash equivalents and restricted cash at end of year	159,927	365,688	701,462
Sohu.com Limited [Member]
Cash flows from operating activities:
Net cash used in operating activities	(1,469)	(1,631)	(10,122)
Cash flows from investing activities:
Net cash provided by/(used in) transactions with intra-Group entities	(1,142)	3	7,967
Net cash used in investing activities	(1,142)	3	7,967
Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	44,702	9,794	72,036
Repurchase of Sohu Ordinary Shares, represented by ADSs	(40,875)	(6,560)	(82,136)
Net cash used in financing activities	3,827	3,234	(10,100)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,216	1,606	(12,255)
Cash, cash equivalents and restricted cash at beginning of year	2,914	1,308	13,563
Cash, cash equivalents and restricted cash at end of year	$ 4,130	$ 2,914	$ 1,308